Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Abstract]
Shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance were as follows as of March 31, 2016:

Series C convertible preferred stock	1,666,668
Options to purchase common stock	245,593
Shares reserved for issuances pursuant to 2014 Stock Plan	195,725
Warrants	1,596,235
Total	3,704,221

Shares of common stock reserved for future issuance were as follows as of December 31, 2015:

Options to purchase common stock	369,887
Shares reserved for issuances pursuant to 2014 Stock Plan	71,431
Warrants	179,567
Total	620,885

Redeemable Convertible preferred stock
Convertible preferred stock as of March 31, 2016 consisted of the following:

Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Originally Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	0	$—
Series A-2	$1.6996	1,176,748	1,176,748	0	$—
Series B	$1,000.00	2,750	2,750	0	$—
Series C	$1,000.00	2,500	2,500	2,500	$2,500,000

	Outstanding as of Sept. 30, 2015	Newly-Issued Common Stock
Series A-1	212,466	141,262
Series A-2	161,355	28,518
Series B	1,102	420,956

Convertible preferred stock as of December 31, 2015 consisted of the following:

Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Originally Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	0	$—
Series A-2	$1.6996	1,176,748	1,176,748	0	$—
Series B	$1,000.00	2,750	2,750	0	$—

In October 2015, the Company entered into agreements with holders of all of the outstanding Series A and Series B Preferred Stock pursuant to which the holders agreed to exchange all of their outstanding shares of Series A and Series B Preferred Stock for common stock. As a result, as of December 31, 2015, there were no remaining shares of Series A or Series B Preferred Stock outstanding. The previously-outstanding Preferred Stock amounts, along with the newly-issued common stock amounts, are as follows:

	Outstanding as of Sept. 30, 2015	Newly-Issued Common Stock
Series A-1	212,466	141,262
Series A-2	161,355	28,518
Series B	1,102	420,956

Common stock warrants
Common stock warrants outstanding as of March 31, 2016 are listed as follows:

Warrants Outstanding	Remaining Contractual Life (years)	Weighted Average Exercise
1,416,668	4.81	$1.79
50,000	5.92	$2.54
10,870	4.02	$4.60
5,762	4.02	$5.75
2,699	3.91	$20.00
24,750	3.59	$20.00
23,858	2.83	$22.70
58,628	0.25	$26.60
3,000	1.59	$26.60
1,596,235	4.62	$3.43

Common stock warrants outstanding as of December 31, 2015 are listed as follows:

Warrants Outstanding	Remaining Contractual Life (years)	Weighted Average Exercise
50,000	6.17	$2.54
10,870	4.27	$4.60
5,762	4.27	$5.75
2,699	4.16	$20.00
24,750	3.84	$20.00
23,858	3.08	$22.70
58,628	0.50	$26.60
3,000	1.84	$26.60
179,567	3.31	$16.37